ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) Changes in AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (388.0)	$ (349.2)		$ (499.0)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(130.2)	(47.5)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	19.2	8.7
Other Comprehensive Income (Loss), Net of Tax	(111.0)	(38.8)	(232.9)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	29.4	(87.4)		(70.5)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(99.9)	116.8
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0
Other Comprehensive Income (Loss), Net of Tax	(99.9)	116.8
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(93.5)	(75.9)		(77.3)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	4.5	(20.5)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	11.7	2.9
Other Comprehensive Income (Loss), Net of Tax	16.2	(17.6)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(63.3)	(32.8)		(76.8)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(13.5)	(30.5)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0
Other Comprehensive Income (Loss), Net of Tax	(13.5)	(30.5)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(260.6)	(153.1)		(274.4)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(21.3)	(113.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	7.5	5.8
Other Comprehensive Income (Loss), Net of Tax	$ (13.8)	$ (107.5)